Restructuring charges	3 Months Ended
Nov. 30, 2022
Restructuring Charges
Restructuring charges

27. Restructuring charges

During the three months ended November 30, 2022, a restructuring provision of $185,539 was made primarily to cover employee related costs for headcount reductions at the Company’s most recently acquired business. The remaining restructuring provision on November 30, 2022, is $119,842 and is recorded in accrued liabilities.

No restructuring actions occurred during the three months ended November 30, 2021.